Long-term Debt (Tables)	12 Months Ended
Sep. 30, 2022
Long-term Debt
Schedule of compensation options activity

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2020	130	C$	5.20
Exercised	(130)		5.20
Balance, September 30, 2021	—	C$	—

Schedule of lease liabilities

		Real
	Vehicles	estate	Total
Balance, September 30, 2020	$1,627	$3,640	$5,267
Additions during the period:
Acquisitions	109	1,603	1,712
Operations	1,385	2,560	3,945
Lease terminations	—	(612)	(612)
Repayments	(707)	(1,840)	(2,547)
Balance, September 30, 2021	$2,414	$5,351	$7,765
Additions during the period:
Acquisitions	571	3,655	4,226
Operations	347	2,063	2,410
Lease terminations	—	(80)	(80)
Repayments	(1,339)	(2,483)	(3,822)
Balance, September 30, 2022	$1,993	$8,506	$10,499

Schedule of future payments of lease liabilities

	As at	As at
	September 30, 2022	September 30, 2021
Less than 1 year	$3,979	$3,491
Between 1 and 5 years	7,443	5,367
More than five years	1,108	38
Gross lease payments	12,530	8,896
Less: finance charges	(2,031)	(1,131)
Net lease liabilities	$10,499	$7,765

Senior credit facility
Long-term Debt
Schedule of borrowings

As of
September 30, 2022
Delayed draw term loan	$—
Term loan	5,000
Revolving credit facility	7,000
Total principal	12,000
Deferred financing costs	(1,765)
Net carrying value	$10,235

Current portion	6,857
Long-term portion	3,378
Net carrying value	$10,235

Convertible unsecured debentures
Long-term Debt
Schedule of borrowings

	Year Ended	Year Ended
	September 30, 2022	September 30, 2021
Beginning Balance	$11,784	$12,930
Conversion to common shares	(10,683)	(5,359)
Change in fair value	(1,150)	3,591
Change in foreign exchange rate	49	622
Ending Balance	$—	$11,784

Equipment loans
Long-term Debt
Schedule of borrowings

	Year Ended	Year Ended
	September 30, 2022	September 30, 2021
Beginning Balance	$7,384	4,750
Additions:
Acquisitions	1,161	3,001
Operations	9,062	10,049
Repayments	(11,900)	(10,416)
Ending Balance	5,707	7,384
Current portion, less than 1 year	5,473	6,992
Long-term portion, due between 1 and 5 years	$234	$392

SBA loan
Long-term Debt
Schedule of borrowings

	Year Ended	Year Ended
	September 30, 2022	September 30, 2021
Beginning Balance	$121	$—
Additions:
Acquisitions	—	119
Interest expense	7	5
Repayments	(8)	(3)
Ending Balance	$120	$121